Financial instruments by category (Schedule of Credit Quality of Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Financial instruments by category [Line Items]
Financial assets	$ 190,688	$ 265,466
Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	70,531	46,918
External Credit Grade Aa2 [Member] | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	7,132	2,321
External Credit Grade Baa3 [Member] | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	24,163	26,252
External Credit Grade Ba2 [Member] | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	0	3,847
External credit grade Ba1 | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	4,984	1,333
External Credit Grade B3 [Member] | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	0	32
External Credit Grade B [Member] | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	70	0
Without an External Credit Rating, Group1 [Member] | Financial assets neither past due nor impaired [member] | Trade receivables [member]
Disclosure of Financial instruments by category [Line Items]
Financial assets	$ 34,182	$ 13,133